GOODWILL	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

8. GOODWILL

Balance as of December 31, 2023	$-
Addition	-
Impairment loss	-
Effect of exchange rate	-
Balance as of June 30, 2024	$-

Balance as of December 31, 2022	$7,700,569
Addition	-
Impairment loss	-
Effect of exchange rate	-
Balance as of June 30, 2023	$7,700,569

The goodwill associated with the acquisition of: (i) Yundian of $6,596,636; (ii) Code Beating of $5,956,203 and (iii) Yuanxing of $1,744,366, were initially recognized at the acquisition closing dates. The Company estimated the fair value of acquired assets and liabilities with the assistance of an independent valuation firm.

As of June 30, 2024 and December 31, 2023, the goodwill both amounted to nil. Impairment losses for the six months ended June 30, 2024 and 2023 were nil.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8. GOODWILL

Balance as of December 31, 2022	$7,700,569
Addition	-
Impairment loss	(7,362,187)
Effect of exchange rate	(338,382)
Balance as of December 31, 2023	$-

The goodwill associated with the acquisition of: (i) Yundian of $6,596,636; (ii) Code Beating of $5,956,203 and (iii) Yuanxing of $1,744,366, were initially recognized at the acquisition closing dates. The Company estimated the fair value of acquired assets and liabilities with the assistance of an independent valuation firm.

As of December 31, 2023 and 2022, the goodwill amounted to nil and $7,700,569, respectively. Impairment losses for the years ended December 31, 2023 and 2022 was $7,362,187 and $6,244,555, respectively.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS